Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Schedule of Financial Assets that are Measured at Fair Value on a Recurring Basis	The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of September 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Amount at Fair Value	Level 1	Level 2	Level 3
September 30, 2023 (unaudited)
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$23,124,223	$23,124,223	$—	$—
Liabilities
Forward Purchase Units	$7,050,000	$—	$—	$7,050,000
December 31, 2022
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$25,517,987	$25,517,987	$—	$—
The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2022
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$25,517,987	$25,517,987	$—	$—
December 31, 2021
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$233,452,747	$233,452,747	$—	$—

Schedule of Significant Inputs to the Model for the Fair Value	The following table provides the significant inputs to the model for the fair value of the forward purchase agreement:
	At January 14, 2023 (inception)	At September 30, 2023
Equity value	$10.75	$11.12
Strike Price	$11.93	$12.80
Remaining Life (years)	1.80	1.55
Risk-free rate	4.70%	5.50%
Volatility	52.90%	58.20%

Schedule of Changes in the Fair Value of the Company’s Level 3 Financial Instruments	The following table presents the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value:
Level 3
Fair value as of January 14, 2023 (inception)	$3,830,000
Change in fair value of Forward Purchase Agreement	3,220,000
Fair value as of September 30, 2023	$7,050,000